Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Supplement dated May 12, 2025

to Currently Effective Prospectuses

Effective May 12, 2025, Thomas Polus joined Nick Childs and John Kerschner as a Co-Portfolio Manager of Janus Henderson Mortgage-Backed Securities ETF (the “Fund”).

Accordingly, effective immediately, the prospectuses for the Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Management: Nick Childs, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since inception in September 2018. John Kerschner, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since inception in September 2018. Thomas Polus, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since May 2025.

2.	Under “Investment Personnel” in the Management of the Fund section of the Fund’s prospectuses, the following paragraph replaces the first paragraph in its entirety:

Co-Portfolio Managers Nick Childs, John Kerschner, and Thomas Polus jointly are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the others.

3.	Under “Investment Personnel” in the Management of the Fund section of the Fund’s prospectuses, the following paragraph is added after the third paragraph:

Thomas Polus, CFA, is Co-Portfolio Manager of Janus Henderson Mortgage-Backed Securities ETF, which he has co-managed since May 2025. Mr. Polus is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser in 2019 as a fixed income trader. Mr. Polus holds a Bachelor of Science degree in Finance and Operations & Information Management from Georgetown University. He holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Supplement dated May 12, 2025

to Currently Effective Statement of Additional Information

Effective May 12, 2025, Thomas Polus joined Nick Childs and John Kerschner as a Co-Portfolio Manager of Janus Henderson Mortgage-Backed Securities ETF (the “Fund”).

Accordingly, effective immediately, the statement of additional information (the “SAI”) for the Fund is amended as follows:

1.	Under “Janus Henderson Portflio Management” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Polus(3)**	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None

(3)	Effective May 12, 2025, Thomas Polus was appointed Co-Portfolio Manager of Janus Henderson Mortgage-Backed Securities ETF. This information does not reflect other accounts that Mr. Polus was appointed to manage in conjunction with his appointment as Co-Portfolio Manager of the Fund.

**	As of March 31, 2025.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed
Thomas Polus(1)**	Janus Henderson Mortgage-Backed Securities ETF	$10,001-$50,000

(1)	Effective May 12, 2025, Thomas Polus was appointed Co-Portfolio Manager of Janus Henderson Mortgage-Backed Securities ETF. This information does not reflect other accounts that Mr. Polus was appointed to manage in conjunction with his appointment as Co-Portfolio Manager of the Fund.

**	As of March 31, 2025.

Please retain this Supplement with your records.